Business Segments Information - Schedule of Reconciliation of Segment EBITDA and Segment Adjusted EBITDA to Net Income (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Net income attributable to ADS	$ 36,631	$ 33,618	$ 11,124		$ 28,159		$ 43,260
Depreciation and amortization	27,486	27,988	55,898		55,605		55,171
Interest expense, net	8,953	7,967	16,141		16,095		21,837
Income tax expense	23,757	23,308	22,575		16,894		27,064
Derivative fair value adjustments	(163)	(238)	53		4		(2,315)
Share based compensation			35,802		9,875		6,382
ESOP deferred compensation	5,374	5,026	7,891		7,283		4,957
Segment Adjusted EBITDA	109,663	101,109	147,009		129,759		116,873
Tigre ADS, BaySaver and Tigre ADS-USA joint ventures [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	1,272	677	1,556		1,321		985
Domestic Segment [Member]
Segment Reporting Information [Line Items]
Net income attributable to ADS	34,054	29,675	6,084		18,332		37,894
Depreciation and amortization	24,952	25,569	50,660		50,691		49,631
Interest expense, net	8,938	7,933	16,093		16,045		21,597
Income tax expense	22,741	21,895	20,594		14,787		25,855
Segment EBITDA	91,131	85,074	93,579		99,855		138,178
Derivative fair value adjustments	163	238	(53)		(4)		2,315
Gain on sale of Septic Chamber business							(44,634)
Unconsolidated affiliates interest and tax	94		8
Special Dividend compensation expense			22,624
Contingent consideration remeasurement			259
Share based compensation	4,416	1,424	5,287		2,592		1,425
ESOP deferred compensation	5,374	5,026	7,891		7,283		4,957
Transaction costs	715	118	1,560	[1]
Segment Adjusted EBITDA	101,893	91,880	131,155		109,726		102,241
Domestic Segment [Member] | Tigre ADS, BaySaver and Tigre ADS-USA joint ventures [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	25,398	25,571	50,808	[2]	50,691	[2]	52,832	[2]
International Segment [Member]
Segment Reporting Information [Line Items]
Net income attributable to ADS	2,577	3,943	5,040		9,827		5,366
Depreciation and amortization	2,534	2,419	5,238		4,914		5,540
Interest expense, net	15	34	48		50		240
Income tax expense	1,016	1,413	1,981		2,107		1,209
Segment EBITDA	6,968	8,484	13,715		18,219		13,339
Foreign currency transaction losses	(75)	(87)	845		1,085		378
Unconsolidated affiliates interest and tax	319	228	196		729		915
Management fee to minority interest holder JV	558	604	1,098
Segment Adjusted EBITDA	7,770	9,229	15,854		20,033		14,632
International Segment [Member] | Tigre ADS, BaySaver and Tigre ADS-USA joint ventures [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 3,360	$ 3,094	$ 6,646	[2]	$ 6,235	[2]	$ 6,524	[2]

[1]	Represents expenses recorded related to legal, accounting and other professional fees incurred in connection with our recent debt refinancing and in connection with our initial public offering.
[2]	Includes our proportionate share of depreciation and amortization expense of $985, $1,321 and $1,556 related to our Tigre ADS joint venture and BaySaver joint venture, which is included in Net income of unconsolidated affiliates in our Consolidated Statements of Income for the fiscal years ended March 31, 2012, 2013, and 2014, respectively. Depreciation and amortization for the fiscal year ended March 31, 2012 also includes a charge of $3,200 related to the impairment of our Hancor trademark.